NUVEEN NWQ INTERNATIONAL VALUE FUND

SUPPLEMENT DATED MARCH 1, 2018

TO THE SUMMARY PROSPECTUS DATED OCTOBER 31, 2017

Effective immediately, James T. Stephenson is added as portfolio manager for the Fund. Peter Boardman will continue to serve as portfolio manager for the Fund.

PLEASE KEEP THIS WITH YOUR

FUND’S SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-NIVS-0318P